Consolidated Balance Sheets (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
Cash and Cash Equivalents	$ 1,714,019	$ 4,626,799
Restricted Cash	973,354	577,872
Accounts Receivable, net	8,082,559	12,307,677
Other receivable, net	132,858	1,655,766
Note receivable, net	47,611	0
Advance to Suppliers	3,566,706	8,955,688
Inventories	3,738,684	3,979,034
Cost and Estimated Earnings in Excess of Billings	2,250,420	4,413,482
Prepaid Expenses - Short Term	278	0
Due from the Related Parties	0	76,037
Total current asset	20,506,489	36,592,355
Non-Current Assets:
Property, Plant & Equipment, net	12,396,250	9,016,441
Construction in Progress	5,300,951	5,572,511
Intangible Assets, net	3,141,448	1,067,336
Other Long Term Asset - Deposit	1,622
Total Assets	41,346,760	52,248,643
LIABILITIES & STOCKHOLDERS' EQUITY
Short Term Loans	2,539,239	3,491,620
Accounts Payable and Accrued Expenses	8,682,502	14,202,819
Advances from Customers	3,414,157	5,313,646
Taxes Payable	4,601,795	4,591,302
Other Payables	1,992,159	480,817
Due to Related Parties	315,833	53,972
Bank Loan - Short Term	476,107	476,138
Total Current Liabilities	22,021,792	28,610,314
Long Term Liabilities
Bank Loan - Long Term	634,810	1,110,962
Total Liabilities	22,656,602	29,721,276
STOCKHOLDERS' EQUITY
Ordinary Shares ($0.001 par value per share, 49,000,000 authorized shares, 8,459,272 and 7,971,465 issued and outstanding) as of December 31, 2012 and 2011	8,460	7,972
Additional Paid in Capital	4,755,290	4,755,290
Warrants	5,580,625	5,580,625
Statutory Surplus Reserve	3,024,562	3,024,562
Retained Earnings	3,290,571	7,148,925
Accumulated Other Comprehensive Income	2,030,650	2,009,993
Total Stockholders' Equity	18,690,158	22,527,367
Total Liabilities & Stockholders' Equity	$ 41,346,760	$ 52,248,643